RELATED PARTIES	12 Months Ended
Dec. 31, 2018
RELATED PARTIES
RELATED PARTIES

11. RELATED PARTIES

In December 2018, the Company entered into an agreement (the “LaunchLabs Agreement”) with ARE‑LaunchLabs NYC LLC (“Alexandria LaunchLabs”), a subsidiary of Alexandria Real Estate Equities, Inc. for use of specified premises within the Alexandria LaunchLabs space. A member of the Company’s board of directors is the founder and executive chairman of Alexandria Real Estate Equities, Inc. During the year ended December 31, 2018, the Company made payments to Alexandria LaunchLabs of approximately $13,000 under the LaunchLabs Agreement, which was recognized in research and development expenses. As of December 31, 2018, there were no amounts due to Alexandria LaunchLabs under the LaunchLabs Agreement.